SIGNIFICANT CUSTOMERS - Disclosure of detailed information about operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Revenues	$ 10,784,090	$ 10,680,468	$ 10,819,916
Customer A [Member]
Disclosure of major customers [line items]
Revenues	5,095,381	3,758,568	5,799,424
Customer B [Member]
Disclosure of major customers [line items]
Revenues	1,450,874	1,659,744	1,245,467
Customer C [Member]
Disclosure of major customers [line items]
Revenues	1,113,634	1,135,587	1,514,352
Customer D [Member]
Disclosure of major customers [line items]
Revenues	$ 687,822	$ 1,386,143	$ 287,594